Cover	Mar. 31, 2025
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	On March 31, 2025, Addentax Group Corp. (the “Company”) held its Annual Meeting of Stockholders for the fiscal year ended March 31, 2024 (the “Annual Meeting”). On March 31, 2025, the Company filed a Current Report on Form 8-K with the U.S. Securities and Exchange Commission to report the voting results at the Annual Meeting (the “Current Report”). This Current Report on Form 8-K/A is being filed solely to amend the Current Report in order to disclose the decision by the Company’s board of directors (the “Board”) by unanimous written consent without a meeting on April 1, 2025 to approve how frequently the Company will conduct future stockholder votes on a non-binding advisory resolution on the compensation of the Company’s named executive officers (the “Say-on-Frequency Vote”).
Document Period End Date	Mar. 31, 2025
Entity File Number	001-41478
Entity Registrant Name	Addentax Group Corp.
Entity Central Index Key	0001650101
Entity Tax Identification Number	35-2521028
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	Kingkey 100, Block A,
Entity Address, Address Line Two	Room 4805
Entity Address, Address Line Three	Luohu District
Entity Address, City or Town	Shenzhen City
Entity Address, Country	CN
Entity Address, Postal Zip Code	518000
City Area Code	86
Local Phone Number	755 86961 405
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock
Trading Symbol	ATXG
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false